Income Taxes - Income Tax Benefit (Expense) Recognized Directly in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Recognized in other comprehensive income:
Current income tax benefit (expense)	$ 2	$ 3
Deferred income tax benefit (expense)	237	85
Total income tax benefit (expense) included in other comprehensive income (loss)	239	88
Deferred income tax benefit (expense)	15	0
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$ 254	$ 88